Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
Schedule of Composition and movement in deferred taxes	Composition and movement in deferred taxes:
	In non-current liabilities (1)	In non-current assets (1)
	USD in thousands

Balance as of January 1, 2021	-	-

Initial consolidation of subsidiaries*	(4,714)	3,550
Charged to profit or loss	58	-
Adjustments arising from translating financial statements from functional currency to presentation currency	(78)	(81)

Balance as of December 31, 2021	(4,734)	3,469

Charged to profit or loss	787	215
Adjustments arising from translating financial statements from functional currency to presentation currency	515	(413)

Balance as of December 31, 2022	(3,432)	3,271

As shown on balance sheet (2):	(161)	-
(1)	The deferred taxes are computed at a tax rate of 23%.
(2)	The deferred tax shown above is not netted off within companies. The balance sheet shows the net position.
*	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.

Schedule of taxes on income included in profit or loss	Taxes on income included in profit or loss:
	Year ended December 31,
	2022	2021	2020
	USD in thousands

Current taxes	131	412	-
Deferred taxes	(1,002)	58	-
Tax previous years	132	-	-

	(739)	470	-
*	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.

Schedule of reconciliation between the tax expense, assuming that all the income and expenses, gains and loss	The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in profit or loss were taxed at the statutory tax rate and the taxes on income recorded in profit or loss, is as follows:
	Year ended December 31,
	2022	2021	2020
	USD in thousands

Loss before taxes on income	(80,739)	(13,153)	(2,760)

Statutory tax rate	23%	23%	23%

Tax computed at the statutory tax rate	(18,570)	(3,025)	(634)

Increase (decrease) in taxes on income resulting from the following factors:
Different tax rate applicable to foreign subsidiary	(225)	1	-
Utilization of carryforward losses for which no deferred taxes were computed in the past	-	(32)	-
Other losses and temporary differences for which no deferred taxes were computed	17,699	3,433	634
Tax previous years	132
Other, net	225	93	-

Taxes on income	(739)	470	-